Note 18 - Segmented Information (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,712,731	$ 5,504,452	$ 2,247,002
Assets	11,474,227	7,396,781
Total property and equipment	2,755,993	3,267,551
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	11,474,227	7,396,781	7,974,689
Total property and equipment	$ 2,755,993	$ 3,267,551	$ 1,889,638